SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - DOLLAR THRIFTY (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
Summary of the quarterly operating results
Provided below is a summary of the quarterly operating results during 2012 and 2011 (in millions of dollars).

	First Quarter 2012	Second Quarter 2012	Third Quarter 2012	Fourth Quarter 2012
Revenues	$1,960.9	$2,225.1	$2,516.2	$2,318.6
Income (loss) before income taxes	(24.0)	171.7	382.1	(26.9)
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(48.2)	101.0	251.3	(28.3)

	First Quarter 2011	Second Quarter 2011	Third Quarter 2011	Fourth Quarter 2011
Revenues	$1,780.0	$2,072.3	$2,432.3	$2,013.8
Income (loss) before income taxes	(146.7)	107.0	308.2	105.4
Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	(123.0)	62.1	212.6	58.8

Year Ended December 31, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	2011 Total
	(In Thousands Except Per Share Amounts)
Revenues	$348,347	$395,129	$451,722	$353,730	$1,548,928
Operating income(a)	$46,921	$88,818	$126,036	$73,685	$335,460
Net income	$16,523	$42,505	$66,621	$33,901	$159,550
Earnings per share:(b)
Basic	$0.57	$1.47	$2.30	$1.16	$5.51
Diluted	$0.53	$1.36	$2.13	$1.08	$5.11

Year Ended December 31, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	2010 Total
	(In Thousands Except Per Share Amounts)
Revenues	$348,330	$396,227	$443,544	$349,059	$1,537,160
Operating income(a)	$61,088	$84,436	$94,246	$43,314	$283,084
Net income	$27,292	$42,263	$49,165	$12,496	$131,216
Earnings per share:(b)
Basic	$0.96	$1.48	$1.72	$0.44	$4.58
Diluted	$0.91	$1.40	$1.62	$0.41	$4.34
(a)
Operating income represents pretax income before interest, long-lived asset impairment and (increase) decrease in fair value of derivatives.

(b)
The earnings per share is calculated from the weighted average common and common stock equivalents outstanding during each quarter, which may fluctuate based on quarterly income levels and market prices. Therefore, the sum of earnings per share information for each quarter may not equal the total year amounts.